Annual Fund Operating Expenses - FT Cboe Vest Nasdaq-100 Buffer ETF - December - FT Cboe Vest Nasdaq-100 Buffer ETF - December	Aug. 27, 2021
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.90%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.